Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2020
Summary of significant accounting policies
Schedule of estimated useful lives of property, plant and equipment

The estimated useful lives are as follows:

Useful Life
Building	10‑20 years
Electronic devices	5‑10 years
Automobile	5‑10 years
Office equipment	5 years
Leasehold improvements	Shorter of the lease term or useful life